NON-CONTROLLING INTEREST (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Apr. 27, 2018 CNY (¥)	Apr. 27, 2018 USD ($)
NON-CONTROLLING INTEREST [Line Items]
Registered share capital	$ 42,830,403	$ 44,122,572
ReneSola Investment
NON-CONTROLLING INTEREST [Line Items]
Ownership interest			40.13%	40.13%
Jiashan Development | ReneSola Investment
NON-CONTROLLING INTEREST [Line Items]
Registered share capital			¥ 200	$ 30,900,000
RPNC Holdings
NON-CONTROLLING INTEREST [Line Items]
Contribution from non-controlling interest	$ 13,100,000